SHARE CAPITAL - Non-vested Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options
Non-vested at beginning of year	597,453	5,438	14,175
Granted	22,000	800,937	0
Vested	(204,978)	(199,297)	(5,437)
Forfeited and canceled	(9,275)	(9,625)	(3,300)
Non-vested at end of year	405,200	597,453	5,438
Weighted-average grant-date fair value
Non-vested at beginning of year	$ 3.51	$ 10.7	$ 16.4
Granted	1.23	3.25	0
Vested	3.46	3.94	10.7
Forfeited and canceled	3.68	3.79	35.2
Non-vested at end of period	$ 3.2	$ 3.51	$ 10.7